Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Current Borrowings
	Maturity	2024	2023

Current borrowings
Current portion of Bonds	On demand	148,900,000	160,100,000
Current portion of Term loan		396,134	396,134
		149,296,134	160,496,134
Non-current borrowings
Non-current portion of Term loan	2028	990,335	1,386,469
		990,335	1,386,469
Total borrowings		150,286,469	161,882,603

Schedule of Coupon and Instalment Payments	These breaches do not constitute payment defaults as the Group has always met the coupon and instalment payments as per the Bond Terms.
Bonds	Coupon rate %	Effective interest rate %	Maturity date	2024	2023

USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	148,900,000	160,100,000